Leases - Additional Information (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2020 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jan. 01, 2019 USD ($)	May 30, 2018 ft²	May 31, 2016
Lease Agreements [Line Items]
Cash paid for lease liabilities		$ 7,462	$ 7,916
Sublease income		$ (3,335)	$ (3,371)	$ (3,169)
Sublease agreement with EQRx
Lease Agreements [Line Items]
Lease term (in years)		18 months
Massachusetts
Lease Agreements [Line Items]
Lease term (in years)						10 years	10 years
Renewal terms of lease (in years)		5 years
Operating lease, incentives					$ 4,803
Massachusetts | Lease Amendment | Sublease agreement with EQRx
Lease Agreements [Line Items]
Land subject to additional ground leases (sq ft) | ft²						33,529
Massachusetts | Accounting Standards Codification Topic 605 | Office Space
Lease Agreements [Line Items]
Payments for Tenant Improvements	$ 1,005
Lease incentive as a reduction of rental payments	$ 1,005
Massachusetts | Minimum
Lease Agreements [Line Items]
Lease term (in years)		1 year
Operating lease, discount rate		7.00%
Massachusetts | Maximum
Lease Agreements [Line Items]
Lease term (in years)		7 years
Operating lease, discount rate		10.50%